Information about QVC's Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure
Information about QVC's Operating Segments
Each of the Company's operating segments are retailers of a wide range of consumer products, which are marketed and sold primarily by merchandise-focused televised-shopping programs as well as via the internet and mobile applications in certain markets. The Company has operations in the United States, Japan, Germany, the United Kingdom and Italy. As such, the Company has identified five reportable segments: the United States, Japan, Germany, the United Kingdom and Italy.
The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as net revenue, Adjusted OIBDA, gross margin, average sales price per unit, number of units shipped and revenue or sales per subscriber equivalent. The Company defines Adjusted OIBDA as revenue less cost of sales, operating expenses, and selling, general and administrative expenses (excluding stock-based compensation). The Company believes this measure is an important indicator of the operational strength and performance of its segments, including the ability to service debt and fund capital expenditures. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking among our businesses and identify strategies to improve performance. This measure of performance excludes depreciation, amortization and stock-based compensation, that are included in the measurement of operating income pursuant to U.S. GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net income, cash flow provided by operating activities and other measures of financial performance prepared in accordance with U.S. GAAP.
Performance measures

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$1,297	291	1,240	270
QVC-Japan	256	54	289	63
QVC-Germany	250	43	247	46
QVC-U.K.	140	19	140	20
QVC-Italy	31	(3)	16	(9)
Consolidated QVC	$1,974	404	1,932	390

Net revenue amounts by product category are not available from our general purpose financial statements.
Other information

	Three months ended March 31,		Three months ended March 31,
	2013		2012
(in millions)	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$13	88	13	80
QVC-Japan	3	2	4	3
QVC-Germany	8	9	9	8
QVC-U.K.	4	3	3	3
QVC-Italy	2	2	2	2
Consolidated QVC	$30	104	31	96

	March 31,		December 31,
	2013		2012
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,216	14	10,541	88
QVC-Japan	819	11	969	105
QVC-Germany	1,043	5	1,064	25
QVC-U.K.	581	2	619	22
QVC-Italy	239	1	245	6
Consolidated QVC	$12,898	33	13,438	246

Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	March 31,	December 31,
(in millions)	2013	2012
QVC-U.S.	$422	429
QVC-Japan	264	280
QVC-Germany	235	247
QVC-U.K.	119	128
QVC-Italy	44	47
Consolidated QVC	$1,084	1,131

The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Three months ended March 31,
(in millions)	2013	2012
Adjusted OIBDA	$404	390
Stock‑based compensation	(10)	(5)
Depreciation and amortization	(134)	(127)
Equity in earnings of investee	1	—
Gain on financial instruments	12	11
Interest expense	(63)	(55)
Interest income	—	1
Foreign currency (loss) gain	(1)	6
Loss on extinguishment of debt	(41)	—
Income before income taxes	$168	221

(17) Information about QVC's Operating Segments
Each of the Company's operating segments are retailers of a wide range of consumer products, which are marketed and sold primarily by merchandise-focused televised-shopping programs as well as via the internet and mobile applications in certain markets. The Company has operations in the United States, the United Kingdom, Germany, Japan and Italy. As such, the Company has identified five reportable segments: the United States, the United Kingdom, Germany, Japan and Italy. Beginning in 2011, management for each of these operations reports to the chief operating decision maker, whereas the Company previously managed its operations and reported results under two business segments: Domestic and International.
The Company evaluates performance and makes decisions about allocating resources to its operating segments based on financial measures such as net revenue, Adjusted OIBDA, gross margin, average sales price per unit, number of units shipped and revenue or sales per subscriber equivalent. The Company defines Adjusted OIBDA as revenue less cost of sales, operating expenses, and selling, general and administrative expenses (excluding stock-based compensation). The Company believes this measure is an important indicator of the operational strength and performance of its segments, including the ability to service debt and fund capital expenditures. In addition, this measure allows management to view operating results and perform analytical comparisons and benchmarking among our businesses and identify strategies to improve performance. This measure of performance excludes depreciation, amortization and stock-based compensation, that are included in the measurement of operating income pursuant to U.S. GAAP. Accordingly, Adjusted OIBDA should be considered in addition to, but not as a substitute for, operating income, net income, cash flow provided by operating activities and other measures of financial performance prepared in accordance with U.S. GAAP.
Performance measures

	Years ended December 31,
	2012		2011		2010
(in millions)	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA	Net revenue	Adjusted OIBDA
QVC-U.S.	$5,585	1,292	5,412	1,225	5,241	1,191
QVC-Japan	1,247	279	1,127	241	1,015	224
QVC-Germany	956	179	1,068	199	956	181
QVC-U.K.	641	104	626	111	599	109
QVC-Italy	87	(26)	35	(43)	2	(32)
Consolidated QVC	$8,516	1,828	8,268	1,733	7,813	1,673
Net revenue amounts by product category are not available from our general purpose financial statements.
Other information

	Years ended December 31,
	2012		2011		2010
(in millions)	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
QVC-U.S.	$51	338	52	376	55	334
QVC-Japan	16	10	29	12	24	14
QVC-Germany	31	33	33	36	32	36
QVC-U.K.	21	12	13	11	14	11
QVC-Italy	7	7	8	4	3	—
Consolidated QVC	$126	400	135	439	128	395

	December 31,
	2012		2011
(in millions)	Total assets	Capital expenditures	Total assets	Capital expenditures
QVC-U.S.	$10,541	88	10,682	101
QVC-Japan	969	105	959	63
QVC-Germany	1,064	25	1,112	35
QVC-U.K.	619	22	577	53
QVC-Italy	245	6	240	7
Consolidated QVC	$13,438	246	13,570	259
Long-lived assets, net of accumulated depreciation, by geographic area were as follows:

	December 31,
(in millions)	2012	2011
QVC-U.S.	$429	432
QVC-Japan	280	224
QVC-Germany	247	233
QVC-U.K.	128	143
QVC-Italy	47	52
Consolidated QVC	$1,131	1,084
The following table provides a reconciliation of Adjusted OIBDA to income before income taxes:

	Years ended December 31,
(in millions)	2012	2011	2010
Consolidated Adjusted OIBDA	$1,828	1,733	1,673
Stock‑based compensation	(34)	(22)	(18)
Depreciation and amortization	(526)	(574)	(523)
(Loss) gain on investments	(4)	(2)	105
Gain on financial instruments	48	50	40
Interest expense	(235)	(231)	(415)
Interest income	2	2	2
Foreign currency gain (loss)	2	(2)	(8)
Other	—	—	(23)
Income before income taxes	$1,081	954	833